Income Tax (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 ILS (₪)	Dec. 31, 2020 USD ($)	Dec. 31, 2019	Dec. 31, 2016
Income Tax (Details) [Line Items]
Statutory tax rate in Israel	23.00%	23.00%	23.00%	23.00%
Minimum tax rate	6.00%	6.00%
Accumulated tax exempt	$ 35,048	₪ 109,000
Deferred tax liability	$ 3,531
Income tax	90.00%	90.00%
Undistributed earnings of foreign subsidiaries and affiliates	$ 157,464		$ 114,569
Cash and cash equivalents held by the Group's investees outside of Israel	$ 61,812		$ 87,331
Federal corporate income tax rate, description	The TCJA reduces the U.S. federal corporate income tax rate from 35% to 21% effective January 1, 2018.	The TCJA reduces the U.S. federal corporate income tax rate from 35% to 21% effective January 1, 2018.
Cumulative losses for tax purposes	$ 184,523
Cumulative losses for tax purposes	$ 27,486	₪ 85,483
Preferred Technology Enterprise [Member]
Income Tax (Details) [Line Items]
Description of new amendment tax rate					According to the 2017 Amendment, a Preferred Technological Enterprise, as defined in the 2017 Amendment, with total consolidated revenues of the group companies is less than NIS 10 billion, shall be subject to 12% tax rate on income derived from intellectual property (in development area A—a tax rate of 7.5%). In order to qualify as a Preferred technological enterprise certain criterion must be met, such as a minimum ratio of annual R&D expenditure and R&D employees, as well as having at least 25% of annual revenues derived from exports.The 2017 Amendment further provides that a technology company satisfying certain conditions will qualify as a Special Preferred Technology Enterprise (“SPTE”) (an enterprise for which, among others, total consolidated revenues of its parent company and all subsidiaries is at least NIS 10 billion) and will thereby enjoy a reduced corporate tax rate of 6% on PTI regardless of the company’s geographic location within Israel. In addition, a SPTE will enjoy a reduced corporate tax rate of 6% on capital gain derived from the sale of certain “Benefited Intangible Assets” to a related foreign company if the Benefited Intangible Assets were either developed by the Special Preferred Technology Enterprise or acquired from a foreign company on or after January 1, 2017. Starting from 2017 under Amendment 73 to the Investment Law, part of the Group’s taxable income in Israel is entitled to a preferred 12% tax rate. Since 2019, under SPTE the tax rate for part of the Group’s taxable income in Israel has been reduced to a 6% corporate tax rate.
Formula [Member]
Income Tax (Details) [Line Items]
Income tax assessments, description	Formula has received final tax assessments (or assessments that are deemed final) through the tax year 2017.	Formula has received final tax assessments (or assessments that are deemed final) through the tax year 2017.
Magic Software [Member]
Income Tax (Details) [Line Items]
Cumulative losses for tax purposes	$ 23,243
Sapiens [Member]
Income Tax (Details) [Line Items]
Cumulative losses for tax purposes	$ 34,515
Income tax assessments, description	Tax assessments filed by some of Sapiens’ Israeli subsidiaries through the year 2016 are considered to be final.	Tax assessments filed by some of Sapiens’ Israeli subsidiaries through the year 2016 are considered to be final.
Matrix [Member]
Income Tax (Details) [Line Items]
Income tax assessments, description	Matrix subsidiaries have received final tax assessments (or assessments that are deemed final) through the tax year 2017.	Matrix subsidiaries have received final tax assessments (or assessments that are deemed final) through the tax year 2017.
Zap [Member]
Income Tax (Details) [Line Items]
Carry-forward tax losses	$ 7,077	₪ 22,008
Israel, New Shekels
Income Tax (Details) [Line Items]
Cumulative losses for tax purposes	82,798	₪ 257,503
Israeli subsidiaries [Member]
Income Tax (Details) [Line Items]
Cumulative losses for tax purposes	143,355
Israeli subsidiaries [Member] | Formula [Member]
Income Tax (Details) [Line Items]
Cumulative losses for tax purposes	$ 41,168